CERTAMX 1-33025

AMERICAN STOCK EXCHANGE
Equities Options ETFs

07053593

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

June 27, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

PROCESSED
JUN 2 8 2007
THOMSON
FINANCIAL

Dear Ms. Peters:

This is to certify that on June 25, 2007 the American Stock Exchange LLC (the "Exchange") received from Claymore Exchange-Traded Fund Trust (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Shares of beneficial interest, no par value

For the Trust's investment portfolio:

Claymore/Robeco Boston Partners Large-Cap Value ETF

We further certify that the above described securities have been approved by the Exchange for listing and registration. We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

END

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